Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (60,844)	$ (5,881)	$ (54,738)	$ (4,152)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	13,173	13,477	26,982	23,114
Amortization of contract costs	547	339	827	653
Non-cash interest income	(1,402)	(1,624)	(2,983)	0
Non-cash interest expense	747	4,857	9,949	2,338
Non-cash rent expense	10,787	7,815	18,278	12,986
Gain on lease termination	(138)	(29)	(29)	(143)
Loss (Gain) on aircraft held for sale	1,417	(2,865)
Change in fair value of derivative liability	0	(107)	14,589	(470)
Provision for credit losses	1,916	(1)	2,557	30
Realized losses on investment securities	46	243	238	400
Change in fair value of warrant liability	3,679	0	334	0
Changes in operating assets and liabilities, net of effects from acquisitions:
Other receivables	(1,066)	1,058	465	(5,680)
Parts and supplies inventory	(908)	(2,013)	730	(3,892)
Prepaid expenses and other current assets	811	(783)	344	(1,981)
Operating lease liabilities	(10,973)	(6,704)	(16,353)	(12,784)
Other assets	(73)	(30)	(187)	(551)
Other current liabilities	(3,945)	3,366	2,416	11,757
Other non-current liabilities	6,390	2,621	13,051	3,664
Net cash flows from operating activities	(42,170)	(7,322)	8,665	45,639
Cash flows from investing activities:
Capitalized development costs	(274)	(352)	(802)	(520)
Purchases of property and equipment	(28,131)	(36,768)	(83,636)	(145,970)
Proceeds from sales of property and equipment	23,734	29,459	41,964	60,542
Purchases of engine overhauls	(9,801)	(9,112)	(20,791)	(21,104)
Purchases of investments	(41,635)	(58,174)	(103,951)	(70,457)
Proceeds from sale of investments	44,543	59,477	105,185	10,243
Notes receivable paydowns	15,015	0
Net cash flows from investing activities	3,451	(15,470)	(62,031)	(167,266)
Cash flows from financing activities:
Proceeds from issuance of debt	71,413	65,185	131,840	88,197
Repayment of debt	(50,458)	(21,791)	(56,660)	(51,952)
Payment of deferred financing costs	0	(1,168)	(3,261)	(71)
Payment of debt issuance costs	(2,844)	(151)	(1,096)	(133)
Proceeds from notes receivable noncontrolling interest	0	138	4,181	261
Cash contributions from members	0	325	3,959	10,078
Cash distributions to members	0	(27,332)	(33,662)	(9,037)
Cash contributions - noncontrolling interests	260	8,351	9,541	14,549
Cash distributions - noncontrolling interests	(6,189)	(9,751)	(21,379)	(13,217)
Proceeds from preferred temporary equity issuance, net of issuance costs	24,250	0
Net cash flows from financing activities	36,432	13,806	41,813	123,675
Net decrease in cash and cash equivalents	(2,287)	(8,986)	(11,553)	2,048
Cash and cash equivalents at beginning of period	11,626	23,179	23,179	21,131
Cash and cash equivalents at end of period	9,339	14,193	11,626	23,179
Non-cash investing and financing activities:
Exchange of EGA public warrants for flyExclusive Class A common stock	371	0	82	0
Change in redemption value of redeemable noncontrolling interest	186,707	0	5,826	0
flyExclusive Class A common stock issued on cashless exercise of public warrants	4,337	0
Issuance of penny warrants in connection with Series A Preferred temporary equity issuance	3,746	0
Increase in dividends payable and accreted discount on Series A Preferred Temporary Equity	1,257	0
Transfers from prepaid engine overhaul to property and equipment	8,305	4,052	11,409	10,274
Change in purchases of property and equipment in accounts payable	0	18	930	994
Unrealized change in fair value of available-for-sale securities	193	(17)	407	498
Right of use asset impact for new leases	3,571	21,671
Non-cash exchanges of non-controlling ownership interests	6,892	0
Fractional Ownership
Changes in operating assets and liabilities, net of effects from acquisitions:
Deferred revenue	(2,797)	5,347	33,338	27,807
Guaranteed Revenue Program
Changes in operating assets and liabilities, net of effects from acquisitions:
Deferred revenue	0	(37,500)	(37,500)	12,500
Private Placement Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability	1,451	0	130	0
Penny Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability	(2,324)	0
Public Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability	4,552	0	204	0
Nonrelated Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(188)	13,202	13,240	(6,256)
Accounts payable	510	(79)	7,680	4,454
Related Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	141	(1,959)	3,714	(2,867)
Accounts payable	$ 0	$ (72)	$ (72)	$ 45